Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets	The following table provides a breakdown of identifiable intangible assets as of September 30, 2023 and December 31, 2022 (in thousands):
	September 30,	December 31,
	2023	2022
Customer relationships	$3,461	$3,461
Marketing related - tradename	6,835	6,835
Total intangible assets	10,296	10,296
Accumulated amortization	(2,260)	(-)

Intangible assets, net	$8,036	$10,296
Intangible assets at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Customer relationships	$3,461	$24,148
Marketing-related	6,835	26,935

Total intangible assets	10,296	51,083
Less: accumulated amortization	-	(6,871)

Intangible assets, net	$10,296	$44,212

Schedule of Estimated Amortization Expense	At September 30, 2023, estimated annual amortization expense for each of the next five years is as follows (in thousands):
Year ending December 31,	Amount
2023 (Remainder of year)	$754
2024	3,013
2025	3,013
2026	1,256
2027	-

Total	$8,036
Following is the estimated amortization expense for the customer relationship and marketing-related intangible assets for the next five years as of December 31, 2021 (in thousands):
Year Ending December 31,	Amount

2023	$3,013
2024	3,013
2025	3,013
2026	1,257

Total	$10,296

Schedule of Goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021, are as follows (in thousands):
Balance January 1, 2021	$4,726

Goodwill from acquisition of Appliances Connection	185,720
Goodwill from acquisition of Appliances Gallery	1,168

Balance at December 31, 2021	$191,614
Impairment charge for the year-ended December 31, 2022	(85,441)
Balance December 31, 2022	$106,173